REVENUES	12 Months Ended
Dec. 31, 2024
REVENUES [Abstract]
REVENUES
3.	REVENUES

Our voyage revenues consist of time charter revenues and spot charter revenues with the following split:

All figures in USD ‘000	2024	2023	2022
Spot Charter Revenues	273,633	346,409	296,810
Time Charter Revenues	76,109	45,278	42,530
Total Voyage Revenues	349,742	391,687	339,340

The future minimum revenues as at December 31, 2024, related to time charter agreements are as follows:

All figures in USD ‘000	Amount
2025	68,887
2026	47,747
2027	32,935
2028	20,763
2029 and thereafter	12,167
Total Future Minimum Revenues	182,499

Time charter revenues specified in the table above include revenues from five vessels in 2026, four vessels in 2027, three vessels in 2028 and one vessel in 2029.

Our spot voyage contracts have a duration of one year or less and we applied the exemption related to excluding the disclosure of remaining performance obligations. As of December 31, 2024, and 2023, the Company has capitalized fulfilment costs of $1.5 million and $0.1 million, respectively. Revenues from two customers amounted to 22.5%, from one customer 11.3% and from one customer 12.6% of the Company consolidated revenues for the twelve months ended December 31, 2024, 2023 and 2022, respectively.